Intangible Assets, Net	12 Months Ended
May 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
8.	INTANGIBLE ASSETS, NET
Intangible assets, net, consisted of the following:

	As of May 31,
	2025	2026
	US$	US$
Intangible assets with indefinite lives:
Trademark	227	242
Intangible assets with finite lives:
Trademark	16,093	16,972
Courseware	1,199	1,275
Student base	12,022	12,699
Favorable lease	651	693
License	415	415
Copyright	2,223	2,365
Distribution channel	16,530	17,587

	49,360	52,248

Less: accumulated amortization	(37,393)	(43,242)
Exchange differences	1,053	(1,233)

	13,020	7,773

Amortization expenses for the intangible assets for the years ended May 31, 2024, 2025 and 2026, were US$6,093, US$5,745 and US$5,849, respectively. As of May 31, 2026 the Group expects to recognize amortization expenses of US$5,986, US$1,492, US$22, US$22, and US$6, for the next five years, respectively, and US$3 thereafter.
For the years ended May 31, 2024, 2025 and 2026, no impairment loss was recorded.